Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Classes Of Inventories [Abstract]
Summary of Inventories

Details of inventories consist of the following at December 31 (in thousands):

	2019	2020
Finished goods	$141,389	$167,225
Obsolete stock provision	(13,282)	(21,916)
Total inventories	$128,107	$145,309